Vessels and Equipment, net (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Depreciation
Net book value at end of the period	$ 809.2	$ 823.8
Machinery and Equipment
Cost
Beginning balance	888.6	888.6
Ending balance	888.6	888.6
Depreciation
Beginning balance	(64.8)	(35.6)
Charge for the period	(14.6)	(29.2)
Ending balance	(79.4)	(64.8)
Net book value at end of the period	$ 809.2	$ 823.8